Other Financial Commitments - Maturity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER FINANCIAL COMMITMENTS
Operating leases	€ 1,459	€ 1,578
Purchase Obligations	1,141	877
Investments in venture capital funds	182	167
Rental and operating lease expenses	532	€ 458	€ 386
Expiring in the following year
OTHER FINANCIAL COMMITMENTS
Operating leases	322
Purchase Obligations	662
Investments in venture capital funds	182
Due 2019 to 2022
OTHER FINANCIAL COMMITMENTS
Operating leases	778
Purchase Obligations	386
Investments in venture capital funds	0
Due thereafter
OTHER FINANCIAL COMMITMENTS
Operating leases	358
Purchase Obligations	93
Investments in venture capital funds	€ 0